                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number       811-21113
                                                    ----------------------

                     Constellation Institutional Portfolios
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

                         1205 Westlakes Drive, Suite 280
                                Berwyn, PA 19312
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                  John H. Grady
                   Constellation Investment Management Company
                         1205 Westlakes Drive, Suite 280
                                Berwyn, PA 19312
                     ---------------------------------------
                     (Name and address of agent for service)

       registrant's telephone number, including area code:  (484) 329-2801
                                                          -----------------
                      Date of fiscal year end:   December 31
                                              -----------------

                     Date of reporting period:    June 30, 2005
                                              --------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

Constellation
Institutional Portfolios

--------------------------------------------------------------------------------


                                                               SEMIANNUAL REPORT
                                                                   June 30, 2005


CIP Sands Capital Institutional Growth Portfolio

CIP JSAM Large Cap Value Portfolio

CIP JSAM Value Portfolio



INVESTMENT MANAGER
Constellation Investment Management Company, LP



INVESTMENT SUB-ADVISERS
Sands Capital Management, L.P.

JS Asset Management, LLC

Shareholder Services

Constellation Institutional shareholders receive annual and semiannual reports, and quarterly account statements. Shareholders who have questions about their accounts may call a toll-free number, 1 (800) 304 2459, visit our website, www.ciptrust.com, or write to Constellation
Institutional Portfolios, 1205 Westlakes Drive,
Suite 280, Berwyn, Pennsylvania, 19312.

CONTENTS                                                             (unaudited)


2  Performance

3  Disclosure of Fund Expenses

4  Financial Statements

11 Notes to Financial Statements

14 Approval of Management and Sub-Advisory Agreements



























               Constellation Institutional Portfolios 2005 Semiannual Report | 1

PERFORMANCE                                                          (unaudited)



TOTAL RETURNS OF CONSTELLATION INSTITUTIONAL PORTFOLIOS

Through June 30, 2005
CURRENT PERFORMANCE MAY BE HIGHER THAN THE PERFORMANCE DATA QUOTED. PLEASE CALL
(800) 304-2459 FOR THE MOST RECENT MONTH END PERFORMANCE INFORMATION.

                                                           Calendar                                                           Total
                                                 Six       Year to      One        Three     Five         Ten       Since    Assets
                                              Months         Date      Year        Years     Years       Years    Inception  ($mil)
------------------------------------------------------------------------------------------------------------------------------------
CIP SANDS CAPITAL INSTITUTIONAL
  GROWTH PORTFOLIO*                              n/a         n/a        n/a         n/a       n/a         n/a       4.90%    $173.1
Russell 1000 Growth Index                        n/a         n/a        n/a         n/a       n/a         n/a       1.83%
Inception date: 1/21/05
------------------------------------------------------------------------------------------------------------------------------------
CIP JSAM LARGE CAP VALUE PORTFOLIO*              n/a         n/a        n/a         n/a       n/a         n/a      (3.50)%     $7.2
Russell 1000 Value Index                         n/a         n/a        n/a         n/a       n/a         n/a      (1.94)%
Inception date: 6/20/05
------------------------------------------------------------------------------------------------------------------------------------
CIP JSAM VALUE PORTFOLIO*                        n/a         n/a        n/a         n/a       n/a         n/a      (3.50)%     $2.9
Russell Midcap Value Index                       n/a         n/a        n/a         n/a       n/a         n/a      (0.31)%
Inception date: 6/17/05
------------------------------------------------------------------------------------------------------------------------------------



THE CONSTELLATION INSTITUTIONAL PORTFOLIOS ARE DISTRIBUTED BY CONSTELLATION INVESTMENT DISTRIBUTION COMPANY INC., BERWYN, PA 19312. THE INVESTOR SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES BEFORE INVESTING. THIS INFORMATION CAN BE FOUND IN THE PROSPECTUS.A FREE PROSPECTUS, WHICH CONTAINS DETAILED INFORMATION, INCLUDING FEES AND EXPENSES, AND THE RISKS associated with investing in the funds, can be obtained by calling (800) 304 2459. Read the prospectus carefully before investing. The performance data quoted represents past performance and the principal value and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.
Returns less than one year are cumulative. The performance in the above table does not reflect the deduction of taxes the shareholder will pay on fund distributions or the redemption of fund shares. Returns shown, unless otherwise indicated, are total returns, with dividends and income reinvested. Returns spanning more than one year are annualized. The indexes mentioned are unmanaged statistical composites of stock market or bond market performance. Investing in an index is not possible.

* INVESTING IN NON-DIVERSIFIED PORTFOLIOS MAY INCREASE VOLATILITY AND EXPOSE THE INVESTOR TO GREATER RISK OF LOSS FROM A SMALL NUMBER OF HOLDINGS.


2 | Constellation Institutional Portfolios 2005 Semiannual Report

DISCLOSURE OF FUND EXPENSES                                          (unaudited)

All mutual funds have operating expenses. As a shareholder of a Fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the Fund's gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the Fund's average net assets; this percentage is known as the Fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your Fund's costs in two ways:

* ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense cost from the Fund's gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = $8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period".

* HYPOTHETICAL 5% RETURN. This section helps you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (in the "Annualized Expense Ratios" column) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expenses Paid During Period" column with those that appear in the same charts in the shareholder reports for other Funds.

Note: Because the return is set at 5% for comparison purposes - NOT your Fund's actual return - the account values shown may not apply to your specific investment.

----------------------------------------------------------------------------------------------------------------------
                                                            BEGINNING         ENDING         ANNUALIZED      EXPENSES
                                                             ACCOUNT          ACCOUNT         EXPENSE      PAID DURING
                                                          VALUE 1/21/05    VALUE 6/30/05     RATIOS(1)      PERIOD(2)
----------------------------------------------------------------------------------------------------------------------
CIP SANDS CAPITAL INSTITUTIONAL GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------------
Actual Fund Return                                           $1,000.00       $1,049.00         0.80%          $3.62
Hypothetical 5% Return                                        1,000.00        1,019.00         0.80            3.56
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
                                                             BEGINNING         ENDING       ANNUALIZED       EXPENSES
                                                              ACCOUNT         ACCOUNT        EXPENSE       PAID DURING
                                                           VALUE 6/20/05   VALUE 6/30/05    RATIOS(1)       PERIOD(2)
----------------------------------------------------------------------------------------------------------------------
CIP JSAM LARGE CAP VALUE PORTFOLIO
Actual Fund Return                                           $1,000.00       $  965.00         0.70%          $0.19
Hypothetical 5% Return                                        1,000.00        1,001.18         0.70            0.19
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
                                                             BEGINNING         ENDING      ANNUALIZED        EXPENSES
                                                              ACCOUNT         ACCOUNT        EXPENSE       PAID DURING
                                                           VALUE 6/17/05    VALUE 6/30/05   RATIOS(1)       PERIOD(2)
----------------------------------------------------------------------------------------------------------------------
CIP JSAM VALUE PORTFOLIO
Actual Fund Return                                           $1,000.00       $  965.00         0.80%          $0.30
Hypothetical 5% Return                                        1,000.00        1,001.61         0.80            0.31
----------------------------------------------------------------------------------------------------------------------

(1)Annualized, based on the Fund's most recent fiscal half-year expenses.
(2)Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

               Constellation Institutional Portfolios 2005 Semiannual Report | 3

FINANCIAL STATEMENTS                                                 (unaudited)


SCHEDULE OF INVESTMENTS

CIP Sands Capital Institutional Growth Portfolio
June 30, 2005


SECTOR WEIGHTINGS+
--------------------------------------------------------------------------------

======================================== 34.67% Medical
=========================== 19.80% Retail
================= 17.98% Commercial Services
============= 8.87% Technology
========= 7.07% Schools
======= 5.83% Finance
======= 5.78% Computers
+As a percent of total common stock


                                                       SHARES        VALUE
-----------------------------------------------------------------------------
COMMON STOCK (95.89%)
-----------------------------------------------------------------------------
COMMERCIAL SERVICES (17.24%)
-----------------------------------------------------------------------------
eBay Inc.*                                             341,500    $11,272,915
Google Inc.*                                            40,500     11,913,075
Iron Mountain Inc.*                                     56,650      1,757,283
Moody's Corp.                                          109,200      4,909,632
                                                                  -----------
                                                                   29,852,905
                                                                  -----------
COMPUTERS (5.54%)
-----------------------------------------------------------------------------
Dell Inc.*                                             242,700      9,589,077
                                                                  -----------
FINANCE (5.59%)
-----------------------------------------------------------------------------
Capital One Financial Corp.                            120,850      9,669,208
                                                                  -----------

MEDICAL (33.25%)
-----------------------------------------------------------------------------
Allergan Inc.                                           69,550      5,928,442
Amgen Inc.*                                             83,250      5,033,295
Genentech Inc.*                                        185,850     14,920,038
Genzyme Corp.*                                         111,200      6,682,008
Medtronic Inc.                                         121,850      6,310,612
Patterson Companies Inc.*                               68,300      3,078,964
Stryker Corp.                                           98,500      4,684,660
Teva Pharmaceutical
 Industries Ltd. (ADR)                                 232,900      7,252,506
Zimmer Holdings Inc.*                                   48,050      3,659,969
                                                                  -----------
                                                                   57,550,494
                                                                  -----------
RETAIL (18.99%)
-----------------------------------------------------------------------------
Bed Bath & Beyond Inc.*                                105,350      4,401,523
Kohl's Corp.*                                           85,950      4,805,464
Lowe's Companies Inc.                                  136,050      7,920,831
Starbucks Corp.*                                       213,000     11,003,580
Walgreen Co.                                           103,100      4,741,569
                                                                  -----------
                                                                   32,872,967
                                                                  -----------
SCHOOLS (6.78%)
-----------------------------------------------------------------------------
Apollo Group Inc.*                                     150,000     11,733,000
                                                                  -----------

                                                       SHARES       VALUE
-----------------------------------------------------------------------------
TECHNOLOGY (8.50%)
-----------------------------------------------------------------------------
Cisco Systems Inc.*                                    340,800   $  6,512,688
QUALCOMM Inc.                                          176,050      5,811,411
Red Hat Inc.*                                          183,000      2,397,300
                                                                 ------------
                                                                   14,721,399
-----------------------------------------------------------------------------
TOTAL COMMON STOCK (95.89%)
 (COST $157,757,262)                                              165,989,050
=============================================================================
CASH AND CASH EQUIVALENTS (4.23%)                                   7,321,664
-----------------------------------------------------------------------------
OTHER LIABILITIES LESS ASSETS (-0.12%)                               (208,008)
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
NET ASSETS (100.00%)                                             $173,102,706
-----------------------------------------------------------------------------

* Non-income producing security.
ADR - American Depositary Receipt
The accompanying notes are an integral part of the financial statements.

4 | Constellation Institutional Portfolios 2005 Semiannual Report

FINANCIAL STATEMENTS                                                 (unaudited)


SCHEDULE OF INVESTMENTS

CIP JSAM Large Cap Value Portfolio
June 30, 2005


SECTOR WEIGHTINGS+
--------------------------------------------------------------------------------

================================================= 31.82% Financial Services
==================================== 15.90% Other
================================== 15.42% Technology
================== 7.49% Consumer Discretionary
================ 6.46% Consumer Staples
============= 5.29% Materials & Processing
============= 5.03% Autos & Transportation
============= 4.93% Producer Durables
=========== 4.52% Other Energy
====== 3.14% Health Care

+As a percent of total common stock

                                                        SHARES        VALUE
-----------------------------------------------------------------------------
COMMON STOCK (88.25%)
-----------------------------------------------------------------------------
AUTOS & TRANSPORTATION (4.44%)
-----------------------------------------------------------------------------
General Motors Corp.                                     3,150     $  107,100
Navistar International Corp.*                            6,700        214,400
                                                                   ----------
                                                                      321,500
                                                                   ----------
CONSUMER DISCRETIONARY (6.61%)
-----------------------------------------------------------------------------
Liberty Global Inc. - Cl A*                              4,800        224,016
Liberty Media Corp.*                                    21,600        220,104
Starwood Hotels & Resorts
 Worldwide Inc.                                            600         35,142
                                                                   ----------
                                                                      479,262
                                                                   ----------
CONSUMER STAPLES (5.70%)
-----------------------------------------------------------------------------
Altria Group Inc.                                        4,750        307,135
Safeway Inc.                                             4,700        106,173
                                                                   ----------
                                                                      413,308
                                                                   ----------
FINANCIAL SERVICES (28.08%)
-----------------------------------------------------------------------------
Aon Corp.                                                1,400         35,056
Bank of America Corp.                                    3,900        177,879
Citigroup Inc.                                           7,650        353,660
Fannie Mae                                               7,750        452,600
Freddie Mac                                              5,650        368,548
JPMorgan Chase & Co.                                    10,000        353,200
Merrill Lynch & Co., Inc.                                5,350        294,304
                                                                   ----------
                                                                    2,035,247
                                                                   ----------
HEALTH CARE (2.77%)
-----------------------------------------------------------------------------
Sanofi-Aventis (ADR)                                     3,200        131,168
Schering-Plough Corp.                                    3,650         69,569
                                                                   ----------
                                                                      200,737
                                                                   ----------

                                                       SHARES        VALUE
-----------------------------------------------------------------------------
MATERIALS & Processing (4.67%)
-----------------------------------------------------------------------------
Abitibi-Consolidated Inc.                               55,250     $  247,520
Alcan Inc.                                               1,600         48,000
Freeport-McMoRan Copper & Gold Inc.                        950         35,568
International Paper Co.                                    250          7,552
                                                                   ----------
                                                                      338,640
                                                                   ----------
OTHER (14.03%)
-----------------------------------------------------------------------------
ABB Ltd.*                                               20,600        133,282
General Electric Co.                                     6,000        207,900
Honeywell International Inc.                             5,550        203,297
iShares Russell 1000 Value
  Index Fund**                                           2,800        186,592
Tyco International Ltd.                                  9,800        286,160
                                                                   ----------
                                                                    1,017,231
OTHER ENERGY (3.99%)
-----------------------------------------------------------------------------
Reliant Energy Inc.*                                    23,350        289,073
                                                                   ----------
PRODUCER DURABLES (4.35%)
-----------------------------------------------------------------------------
The Boeing Co.                                             950         62,700
Teradyne Inc.*                                          21,100        252,567
                                                                   ----------
                                                                      315,267
                                                                   ----------
TECHNOLOGY (13.61%)
-----------------------------------------------------------------------------
Avnet Inc.*                                              9,900        223,047
BearingPoint Inc.*                                      20,450        149,899
Electronic Data Systems Corp.                            3,700         71,225
Sanmina-SCI Corp.*                                      77,400        423,378
Sony Corp. (ADR)                                         3,450        118,818
                                                                   ----------
                                                                      986,367
                                                                   ----------
TOTAL COMMON STOCK (88.25%)
 (COST $6,489,237)                                                  6,396,632
-----------------------------------------------------------------------------
CASH AND CASH EQUIVALENTS (23.99%)                                  1,739,264
-----------------------------------------------------------------------------
OTHER LIABILITIES LESS ASSETS (-12.24%)                              (887,183)
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
NET ASSETS (100.00%)                                               $7,248,713
-----------------------------------------------------------------------------
* Non-income producing security.
**Exchange traded fund
ADR - American Depositary Receipt
The accompanying notes are an integral part of the financial statements.

               Constellation Institutional Portfolios 2005 Semiannual Report | 5

FINANCIAL STATEMENTS                                                 (unaudited)

SCHEDULE OF INVESTMENTS

CIP JSAM Value Portfolio
June 30, 2005

SECTOR WEIGHTINGS+
--------------------------------------------------------------------------------

========================================= 23.24% Technology
====================================== 22.52% Financial Services
=============================== 19.65% Materials & Processing
====================== 11.60% Autos & Transportation
=============== 8.91% Other
============= 7.71% Other Energy
========= 2.27% Consumer Discretionary
===== 1.87% Consumer Staples
=== 1.13% Producer Durables
=== 1.10% Health Care

+As a percent of total common stock

                                                        SHARES         VALUE
-----------------------------------------------------------------------------
COMMON STOCK (90.17%)
-----------------------------------------------------------------------------
AUTOS & TRANSPORTATION (10.46%)
AMR Corp.*                                               4,700       $ 56,917
Cooper Tire & Rubber Co.                                 3,100         57,567
Delta Air Lines Inc.*                                    7,900         29,704
Navistar International Corp.*                            2,700         86,400
Visteon Corp.*                                          13,100         78,993
                                                                   ----------
                                                                      309,581
                                                                   ----------
CONSUMER DISCRETIONARY (2.05%)
-----------------------------------------------------------------------------
Liberty Global Inc. - Cl A*                              1,300         60,671
                                                                   ----------
CONSUMER STAPLES (1.69%)
-----------------------------------------------------------------------------
Loews Corp. - Carolina Group                             1,500         49,980
                                                                   ----------
FINANCIAL SERVICES (20.30%)
-----------------------------------------------------------------------------
American Equity Investment
 Life Holding Co.                                        3,900         46,332
Aon Corp.                                                1,200         30,048
Fannie Mae                                               2,800        163,520
Freddie Mac                                              1,400         91,322
JPMorgan Chase & Co.                                     2,500         88,300
La Quinta Corp.*                                         3,400         31,722
The PMI Group Inc.                                       1,200         46,776
United Rentals Inc.*                                     5,100        103,071
                                                                     --------
                                                                      601,091
                                                                     --------

HEALTH CARE (0.99%)
-----------------------------------------------------------------------------
Tenet Healthcare Corp.*                                  2,400         29,376
                                                                     --------
MATERIALS & PROCESSING (17.72%)
-----------------------------------------------------------------------------
Abitibi-Consolidated Inc.                               18,300         81,984
Bowater Inc.                                             2,100         67,977
Ferro Corp.                                              3,000         59,580

                                                        SHARES       VALUE
-----------------------------------------------------------------------------
Grubb & Ellis Co.*                                        2,000    $   14,000
Lyondell Chemical Co.                                     1,200        31,704
Olin Corp.                                                  800        14,592
Smurfit-Stone Container Corp.*                           11,200       113,904
Tembec Inc.*                                              9,700        26,966
York International Corp.                                  3,000       114,000
                                                                   ----------
                                                                      524,707
                                                                   ----------
OTHER (8.03%)
-----------------------------------------------------------------------------
Bombardier Inc. - Cl B*                                  27,900        59,427
iShares Russell 1000 Value
 Index Fund**                                             1,800       119,952
Tyco International Ltd.                                   2,000        58,400
                                                                   ----------
                                                                      237,779
                                                                   ----------
OTHER ENERGY (6.95%)
-----------------------------------------------------------------------------
Input/Output Inc.*                                        9,300        58,404
Reliant Energy Inc.*                                     11,900       147,322
                                                                   ----------
                                                                      205,726
                                                                   ----------
PRODUCER DURABLES (1.02%)
-----------------------------------------------------------------------------
Flowserve Corp.*                                          1,000        30,260
                                                                   ----------

TECHNOLOGY (20.96%)
-----------------------------------------------------------------------------
Arrow Electronics Inc.*                                   1,100        29,876
ASM International N.V.*                                   6,800       108,120
Avaya Inc.*                                               3,700        30,784
Avnet Inc.*                                               3,400        76,602
BearingPoint Inc.*                                        8,500        62,305
Hutchison Telecommunications
 International Ltd. (ADR)*                                2,200        32,868
Sanmina-SCI Corp.*                                       30,200       165,194
Solectron Corp.*                                         18,600        70,494
UTStarcom Inc.*                                           5,900        44,191
                                                                   ----------

                                                                      620,434
-----------------------------------------------------------------------------
TOTAL COMMON STOCK (90.17%)
 (COST $2,775,412)                                                  2,669,605
=============================================================================
CASH AND CASH EQUIVALENTS (7.98%)                                     236,218
-----------------------------------------------------------------------------
OTHER ASSETS LESS LIABILITIES (1.85%)                                  54,847
-----------------------------------------------------------------------------
NET ASSETS (100.00%)                                               $2,960,670
-----------------------------------------------------------------------------

* Non-income producing security.
**Exchange traded fund
ADR - American Depositary Receipt
The accompanying notes are an integral part of the financial statements.


6 | Constellation Institutional Portfolios 2005 Semiannual Report


FINANCIAL STATEMENTS                                                                                           (unaudited)



STATEMENTS OF ASSETS AND LIABILITIES

                                                                       Sands Capital
                                                                       Institutional      JSAM Large Cap      JSAM Value
                                                                     Growth Portfolio     Value Portfolio     Portfolio
==========================================================================================================================
Assets
  Investments in securities at value (cost $157,757,262,
    $6,489,237 and $2,775,412, respectively)                           $165,989,050         $6,396,632        $2,669,605
  Cash                                                                    7,321,664          1,739,264           236,218
  Receivables:
   Dividends and Interest                                                    38,770                547               891
   Investments sold                                                               -              2,463                 -
   Capital Stock sold                                                       663,261          5,003,133            54,687
  Prepaid Assets                                                             19,688                  -                 -
--------------------------------------------------------------------------------------------------------------------------
      Total Assets                                                      174,032,433         13,142,039         2,961,401
--------------------------------------------------------------------------------------------------------------------------
Liabilities
  Payables:
  Investments purchased                                                      56,260          5,892,377                 -
  Capital Stock redeemed                                                    771,937                774                 -
  Unified Management fee                                                    101,530                175               731
--------------------------------------------------------------------------------------------------------------------------
      Total Liabilities                                                     929,727          5,893,326               731
--------------------------------------------------------------------------------------------------------------------------
Net Assets
  Net assets applicable to 16,495,387, 751,174 and 306,667
   outstanding shares, respectively                                    $173,102,706         $7,248,713        $2,960,670
--------------------------------------------------------------------------------------------------------------------------
  Net asset value and redemption price per share
   ($173,102,706 / 16,495,387 shares;
   $7,248,713 / 751,174 shares;
   $2,960,670 / 306,667 shares)                                        $      10.49         $     9.65        $     9.65
--------------------------------------------------------------------------------------------------------------------------
Source of Net Assets
  At June 30, 2005, net assets consisted of:
   Paid-in capital                                                     $165,076,049         $7,340,876        $3,066,287
   Net investment income/(loss)                                            (123,361)               401               190
   Net realized gain/(loss) on investments                                  (81,770)                41                 -
   Net unrealized appreciation/(depreciation) on investments              8,231,788            (92,605)         (105,807)
==========================================================================================================================
      Net Assets                                                       $173,102,706         $7,248,713        $2,960,670
--------------------------------------------------------------------------------------------------------------------------

_______________________
Amounts designated as "-" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.


               Constellation Institutional Portfolios 2005 Semiannual Report | 7

FINANCIAL STATEMENTS                                                                                           (unaudited)

STATEMENTS OF OPERATIONS
For the period ended June 30, 2005

                                                                      Sands Capital
                                                                       Institutional      JSAM Large Cap      JSAM Value
                                                                     Growth Portfolio    Value Portfolio      Portfolio
==========================================================================================================================
Investment Income
  Dividends                                                            $    129,077         $      576        $      921
--------------------------------------------------------------------------------------------------------------------------
       Total Investment Income                                              129,077                576               921
--------------------------------------------------------------------------------------------------------------------------

Expenses
  Unified Management fees                                                   246,248                175               731
  Blue Sky fees                                                               3,089                  -                 -
  Miscellaneous expenses                                                      3,101                  -                 -
--------------------------------------------------------------------------------------------------------------------------
       Total Expenses                                                       252,438                175               731
--------------------------------------------------------------------------------------------------------------------------
   Net Investment Income/(Loss)                                            (123,361)               401               190
==========================================================================================================================

Realized And Unrealized Gain/(Loss) On Investments
  Net realized gain/(loss) from security transactions                       (81,770)                41                 -
  Net change in unrealized appreciation/
   (depreciation) of investments                                          8,231,788            (92,605)         (105,807)
--------------------------------------------------------------------------------------------------------------------------
   Net realized and unrealized gain/
   (loss) on investments                                                  8,150,018            (92,564)         (105,807)
==========================================================================================================================
NET INCREASE/(DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                                            $  8,026,657         $  (92,163)       $ (105,617)
--------------------------------------------------------------------------------------------------------------------------

-------------------
Amounts designated as "-" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.



8 | Constellation Institutional Portfolios 2005 Semiannual Report


FINANCIAL STATEMENTS                                                                                           (unaudited)

STATEMENTS OF CHANGES IN NET ASSETS

                                                            Sands Capital
                                                            Institutional         JSAM Large Cap           JSAM Value
                                                           Growth Portfolio       Value Portfolio           Portfolio
                                                           ----------------       ----------------       ----------------
                                                            for the period        for the period          for the period
                                                           ended 6/30/05(1)       ended 6/30/05(2)       ended 6/30/05(3)
==========================================================================================================================
Operations

 Net investment income/(loss)                                 $   (123,361)            $      401               $     190
 Net realized gain/(loss) from security transactions               (81,770)                    41                       -
 Net change in unrealized appreciation/
  (depreciation) of investments                                  8,231,788                (92,605)               (105,807)
--------------------------------------------------------------------------------------------------------------------------
    Net increase/(decrease) in net assets                        8,026,657                (92,163)               (105,617)
--------------------------------------------------------------------------------------------------------------------------

Dividends and Distributions to Shareholders
 Distributions from net investment income                                -                      -                       -
 Distributions from realized gains                                       -                      -                       -
--------------------------------------------------------------------------------------------------------------------------
       Total distributions to shareholders                               -                      -                       -
--------------------------------------------------------------------------------------------------------------------------

Capital Share Transactions (Dollar Activity)
 Shares sold                                                   166,576,496              7,390,600               3,114,687
 Shares issued as reinvestment of distributions                          -                      -                       -
 Shares redeemed                                                (1,500,447)               (49,724)                (48,400)
--------------------------------------------------------------------------------------------------------------------------
 Increase in net assets derived
   from capital share transactions (a)                         165,076,049              7,340,876               3,066,287
--------------------------------------------------------------------------------------------------------------------------
       Total increase in net assets                            173,102,706              7,248,713               2,960,670
--------------------------------------------------------------------------------------------------------------------------

Net Assets
 Beginning of period                                                     -                      -                       -
 End of period                                                $173,102,706             $7,248,713              $2,960,670
--------------------------------------------------------------------------------------------------------------------------

 (a) Transactions in capital stock were:
     Shares sold                                                16,640,215                756,253                 311,667
     Shares issued as reinvestment of dividends                          -                      -                       -
     Shares redeemed                                              (144,828)                (5,079)                 (5,000)
==========================================================================================================================
     Increase in shares outstanding                             16,495,387                751,174                 306,667
==========================================================================================================================

-------------------
(1) Fund commenced operations on January 21, 2005.
(2) Fund commenced operations on June 20, 2005.
(3) Fund commenced operations on June 17, 2005.
Amounts designated as "-" are either $0 or have been rounded to $0.
The accompanying notes are an integral part of the financial statements.


               Constellation Institutional Portfolios 2005 Semiannual Report | 9


FINANCIAL HIGHLIGHTS                                                                                           (unaudited)


                                                            Sands Capital
                                                            Institutional         JSAM Large Cap           JSAM Value
                                                           Growth Portfolio       Value Portfolio           Portfolio
                                                           ----------------       ----------------       ----------------
                                                            for the period        for the period          for the period
                                                           ended 6/30/05(1)       ended 6/30/05(2)       ended 6/30/05(3)
==========================================================================================================================
Net Asset Value, Beginning of Period                             $  10.00               $  10.00               $ 10.00
--------------------------------------------------------------------------------------------------------------------------
Income from Investment Operations
  Net investment income/(loss)                                      (0.01)                     -                     -
  Net realized and unrealized gain/(loss) on investments             0.50                  (0.35)                (0.35)
--------------------------------------------------------------------------------------------------------------------------
    Total from investment operations                                 0.49                  (0.35)                (0.35)
--------------------------------------------------------------------------------------------------------------------------


Less Distributions:
  Distributions from net investment income                              -                      -                     -
  Distributions from capital gains                                      -                      -                     -
--------------------------------------------------------------------------------------------------------------------------
    Total distributions                                                 -                      -                     -
--------------------------------------------------------------------------------------------------------------------------

Net Asset Value, End of Period                                   $  10.49               $   9.65               $  9.65
--------------------------------------------------------------------------------------------------------------------------

Total Return                                                        4.90%                  (3.50)%               (3.50)%

Ratios/Supplemental Data
  Net assets, end of period (000)                                $173,103               $  7,249               $ 2,961

  Ratio of expenses to average net assets:                          0.80%*                 0.70%*                0.80%*
  Ratio of net investment income to average net assets:           (0.39)%*                 1.63%*                0.21%*

  Portfolio turnover rate                                           5.87%                  0.48%                    -%

-------------------
(1) Fund commenced operations on January 21, 2005.
(2) Fund commenced operations on June 20, 2005.
(3) Fund commenced operations on June 17, 2005.
Amounts designated as "-" are either $0 or have been rounded to $0. *Calculation is annualized.
The accompanying notes are an integral part of the financial statements.


10 | Constellation Institutional Portfolios 2005 Semiannual Report

NOTES TO FINANCIAL STATEMENTS                                        (unaudited)


NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2005

1. ORGANIZATION
Constellation Institutional Portfolios (the "Trust"), a Delaware Business Trust, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with three active portfolios. The financial statements included herein are those of the CIP Sands Capital Institutional Growth Portfolio, CIP JSAM Large Cap Value Portfolio and CIP JSAM Value Portfolio (the "Funds"). The Funds commenced operations on January 21, 2005, June 20, 2005 and June 17, 2005, respectively.

The Board of Trustees has overall responsibility to manage and control the business affairs of the Trust, including the complete and exclusive authority to oversee and to establish policies regarding the management, conduct and operation of the Trust's business. The Board of Trustees exercises the same powers, authority and responsibilities on behalf of the Trust as are customarily exercised by the board of directors of a registered investment company organized as a corporation.

On December 4, 2004, the Trust reorganized the TIP Midcap Core Portfolio with and into a newly formed series of the Constellation Funds (the "New TIP Mid Cap Fund"). The New TIP Mid Cap Fund is substantially similar to the TIP Midcap Core Portfolio. Each shareholder received a number of shares of the New TIP Mid Cap Fund equal in dollar value to the shares of the TIP Midcap Core Portfolio owned at the time of the reorganization.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Funds:

     Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reported period. Actual results could differ from those estimates.

     Security Valuation - Investments in equity securities which are traded on a national exchange, other than on the NASDAQ national market system, are stated at the last quoted sale price if readily available for such equity securities on each business day; other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. For NASDAQ traded securities, market value is determined on the basis of the NASDAQ official closing price (the "NOCP") instead of the last reported sale price. Short-term debt securities with maturities of 60 days or less are carried at amortized cost, which approximates market value. Other debt securities are carried at fair market value as determined pursuant to guidelines established by the Board of Trustees. Debt securities for which market quotations are readily available are valued on the basis of the last reported sale price, or, if no sales are reported, the mean between representative bid and asked quotations.

     Debt securities for which market quotations are not readily available may be valued with reference to securities whose prices are more readily obtainable and whose durations are comparable to the securities being valued. Subject to the foregoing, securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Board of Trustees. The Funds' Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Funds' Board of Trustees. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security's primary pricing source is not able or willing to provide a price or a significant event with respect to a security has occurred. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. For the period ended June 30, 2005, there were no securities fair-valued.

     Security Transactions and Related Investment Income - Security transactions are accounted for on the date the security is purchased or sold (trade date). Dividend income is recognized on the ex-dividend date, and interest income is recognized on the accrual basis subject to the recognition of certain gains and losses on mortgage and asset-backed securities. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold.


              Constellation Institutional Portfolios 2005 Semiannual Report | 11

NOTES TO FINANCIAL STATEMENTS                                        (unaudited)

     Securities purchased on a when issued or delayed-delivery basis may be settled a month or more after the trade date. Such securities are included in the portfolios and are subject to market fluctuations during this period. On the date of the commitment to purchase or sell, the Funds designate specific assets with a current value at least equal to the amount of the commitment to be used for settling the commitment.

     The Funds may enter into options on futures contracts for the purpose of managing exposure to changing interest rates or securities prices. When the Funds sell or purchase an option, an amount equal to the premium received or paid by the Funds is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from purchasing options, which expire unexercised, are treated by the Funds on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Funds have realized a gain or a loss on investment transactions. The Funds had no transactions in options during the period ended June 30, 2005.

     Net Asset Value Per Share - The net asset value per share is calculated each business day. It is computed by dividing the assets of the Fund, less its liabilities, by the number of outstanding shares of the Fund.

     Repurchase Agreements - The custodian bank holds securities pledged as collateral for repurchase agreements until the respective agreements mature. Provisions of the repurchase agreements ensure that the market value of the collateral, including accrued interest thereon, is not less than 102%. In the event of default of the counterparty, if the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.

     Expenses - The Funds pay a unified management fee to the Investment Manager for providing or procuring advisory, administration and other services. The Investment Manager is responsible for compensating any third party engaged to provide services under its supervision and is also responsible for payment of the fees of the Independent Trustees, custodian, independent auditor, legal counsel (excluding costs in connection with certain litigation or administrative actions), and the transfer and dividend disbursing agent.

     Dividends and Distributions - The Funds pay distributions of net income quarterly. Any net realized capital gains on sales of securities are distributed to shareholders at least annually.

3. TRANSACTIONS WITH AFFILIATES
Certain officers and Trustees of the Trust are also officers of the Investment Manager (Constellation Investment Management Company, LP or "CIMCO"). Such officers are paid no fees by the Trust for serving as officers and trustees of the Trust.

Constellation Investment Distribution Company Inc., a subsidiary of CIMCO, acts as Distributor for the Funds.

4. MANAGEMENT AGREEMENT
The Trust and CIMCO are parties to a Management Agreement under which CIMCO receives a fee, calculated daily and paid monthly, of 0.78%, 0.70% and 0.80% per annum of the average daily net assets of the Sands Capital Institutional Growth Portfolio, JSAM Large Cap Value Portfolio and JSAM Value Portfolio, respectively. Under the Management Agreement, CIMCO continuously reviews, supervises and administers the Funds' investment programs, subject to the supervision of and policies established by the Board of Trustees. Under the Management Agreement, CIMCO also provides administrative services to the Trust and pays all operating expenses on the Trust's behalf.

Sands Capital Management, L.P., a SEC registered adviser, serves as the sub-adviser to the Sands Capital Institutional Growth Portfolio and makes investment decisions for the Fund and also ensures compliance with the Fund's investment policies and guidelines.

JS Asset Management, LLC ("JSAM"), a SEC registered adviser, serves as the sub-adviser to the JSAM Value and JSAM Large Cap Value Portfolios and makes investment decisions for the Funds and also ensures compliance with the Funds' investment policies and guidelines.


12 | Constellation Institutional Portfolios 2005 Semiannual Report

NOTES TO FINANCIAL STATEMENTS                                        (unaudited)


5. OTHER SERVICE PROVIDERS
PFPC Inc. ("PFPC") serves as the transfer agent and dividend-disbursing agent for the Trust under a transfer agency agreement with the Trust and CIMCO. PFPC also serves as the sub-administrator to the Trust. PFPC Trust Company provides custodial services to the Trust. CIMCO compensates PFPC and PFPC Trust Company for their services. CIMCO has incurred expenses of $25,113 for sub-administrator service fees and other charges on behalf of the Trust for the period ended June 30, 2005.

6. INVESTMENT TRANSACTIONS
The cost of security purchases and the proceeds of security sales, other than short-term investments, for the period ended June 30, 2005, were as follows:

PORTFOLIO                               PURCHASES                SALES
---------                               ---------                ------
Sands Capital
  Institutional Growth                $161,580,237             $3,741,205
JSAM Large Cap Value                     6,504,611                 15,415
JSAM Value                               2,775,412                      -

7. FEDERAL INCOME TAXES
The Funds are classified as separate taxable entities for Federal income tax purposes. The Funds intend to continue to qualify as separate "Regulated Investment Companies" under the Internal Revenue Code and make the requisite distributions to shareholders that will be sufficient to relieve them from Federal income tax and Federal excise tax. Therefore, no Federal tax provision is required.

The amounts of distributions from ordinary income and net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from net investment income and net realized capital gains determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments will be made to the appropriate equity accounts in the period that the differences arise.

At June 30, 2005, cost of investments and gross unrealized appreciation and gross unrealized depreciation were as follows:

                                                                        NET
                                   GROSS             GROSS          UNREALIZED
                 INVESTMENT      UNREALIZED       UNREALIZED       APPRECIATION
                    COST        APPRECIATION    (DEPRECIATION)    (DEPRECIATION)
                 ----------     ------------    --------------    --------------
Sands Capital
 Institutional
 Growth         $157,757,262     $10,150,239      $(1,918,451)       $8,231,788

JSAM Large
 Cap Value         6,489,237           3,483          (96,088)          (92,605)

JSAM Value         2,775,412           8,153         (113,960)         (105,807)

8. CONCENTRATIONS/RISKS
Each Fund may invest a high percentage of its assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, the Funds may be more susceptible to economic, political, and regulatory developments in a particular sector of the market, positive or negative, and may experience increased volatility on the Funds' net asset value and magnified effect on the total return.

9. INDEMNIFICATION
Under the Trust's organizational documents, its officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect the risk of loss to be remote.

PROXY VOTING INFORMATION
The Funds' Statement of Additional Information ("SAI"), which contains a description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities, along with the Funds' proxy voting record relating to portfolio securities held during the 12-month period ended June 30, 2005, are available (i) without charge, upon request, by calling 1-800-304-2459; and (ii) on the SEC's website at http://www.sec.gov.

INFORMATION ON FORM N-Q
The Trust files each Fund's complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year or Form N-Q within sixty days after the end of the period. The Trust's Forms N-Q will be available on the SEC's website at http://www.sec.gov, and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.



               Constellation Institutional Portfolios 2005 Semiannual Report |13

APPROVAL OF MANAGEMENT AND SUB-ADVISORY AGREEMENTS                   (unaudited)

On August 6, 2004, the Board of Trustees approved a new sub-advisory agreement between CIMCO and Sands Capital Management with respect to the Sands Capital Institutional Growth Portfolio (the "Sands Capital Fund"), and amended the Management Agreement between CIMCO and the Trust to include the Sands Capital Fund. These approvals were proposed in connection with the organization of the Sands Capital Fund.

In connection with its approval, the Board considered information regarding CIMCO and Sands Capital relating to: (a) the nature, quality and extent of Sands Capital's investment management and other services; (b) Sands Capital's investment management personnel; (c) Sands Capital's brokerage practices (including any soft dollar arrangements) and other investment strategies; (d) the level of Sands Capital's sub-advisory fee; (e) the Sands Capital Fund's overall operating expenses; (f) Sands Capital's reputation, expertise and resources; and (g) Sands Capital's performance record. The Trustees did not consider information related to the level of Sands Capital's profitability from its investment management-related operations, as the Sands Capital Fund was newly formed.

At the meeting, the Trustees discussed the materials that they received before the meeting and all other information received at the meeting, and deliberated on the proposed arrangements in light of this information. In their deliberations, the Trustees did not identify any single piece of information that was all-important or controlling. With regard to factors (a), (b), (c), (f) and (g), the Board determined that engaging Sands Capital to serve as sub-adviser to the Sands Capital Fund was appropriate and in the best interests of shareholders. Moreover, with respect to factors (d) and (e), in light of the information provided to the Board, the Trustees concluded that the Sands Capital Fund's sub-advisory fee and expense ratios were reasonable. Based on their evaluation of the information described above, the Trustees, including all of the non-interested Trustees, unanimously concluded: (a) that terms of the proposed amendments to the Management Agreement and the proposed sub-advisory agreement were fair and reasonable; and (b) that Sands Capital's fees were reasonable in light of the services that it would provide to the Sands Capital Fund.



14 | Constellation Institutional Portfolios 2005 Semiannual Report

APPROVAL OF MANAGEMENT AND SUB-ADVISORY AGREEMENTS                   (unaudited)

On April 27, 2005 the Board of Trustees held a meeting to decide, among other things, whether to approve a new sub-advisory agreement between CIMCO and JSAM with respect to the JSAM Large Cap Value Portfolio and the JSAM Value Portfolio (the "JSAM Funds"), and to amend the Management Agreement between CIMCO and the Trust to include the JSAM Funds. These approvals were proposed in connection with the organization of the JSAM Funds.

In preparation for the meeting, the Board requested and reviewed a wide variety of information from CIMCO and JSAM. The Board reviewed a wide variety of information in advance of the meeting, and the Trustees used this information to help decide whether to approve the amendments to the Management Agreement and the proposed sub-advisory agreement. Specifically, prior to the meeting, the Board received written materials about (a) the nature, quality and extent of JSAM's investment management and other services; (b) JSAM's investment management personnel; (c) JSAM's brokerage practices (including any soft dollar arrangements) and other investment strategies; (d) the level of JSAM's sub-advisory fees compared with the fees charged to other comparable JSAM accounts; (e) the JSAM Funds' overall fees and operating expenses compared with similar mutual funds; (f) JSAM's compliance systems; (g) JSAM's policies on and compliance procedures for personal securities transactions; and (h) JSAM's reputation, expertise and resources.

At the meeting, representatives from CIMCO and JSAM presented additional information to the Trustees to help the Trustees evaluate the proposed advisory and sub-advisory arrangements with respect to the JSAM Funds. The Trustees did not consider information related to the level of JSAM's profitability from its investment management-related operations or the JSAM Funds' performance, because, as a new sub-adviser and new funds, there was no data on profitability or performance to provide to the Board. The Board did, however, review and consider the portfolio manager's track record with a prior investment advisory firm, which included several large well-known mutual funds with similar objectives and policies.

The Trustees discussed the materials that they received before the meeting and all other information received at the meeting, and deliberated on the proposed arrangements in light of this information. In their deliberations, the Trustees did not identify any single piece of information that was all-important or controlling. With regard to factors (a), (b), (c), (g) and (h), the Board determined that engaging JSAM to serve as sub-adviser to the JSAM Funds was appropriate and in the best interests of shareholders. Moreover, with respect to factors (d) and (e), in light of the information provided to the Board, the Trustees concluded that each JSAM Fund's sub-advisory fees and expense ratios were reasonable as compared to those of other funds. With regard to factor (f), JSAM's compliance systems, the Board determined that the administrative arrangements that JSAM has in place were appropriate to address compliance, including new fund regulations.

Based on the Board's deliberations and its evaluation of the information described above, the Trustees, including all of the non-interested Trustees, unanimously concluded: (a) that terms of the proposed amendments to the Management Agreement and the proposed sub-advisory agreement were fair and reasonable; and (b) that JSAM's fees were reasonable in light of the services that it would provide to the JSAM Funds.


              Constellation Institutional Portfolios 2005 Semiannual Report | 15

                       This Page Intentionally Left Blank

INVESTMENT MANAGER
Constellation Investment Management Company, LP
1205 Westlakes Drive, Suite 280
Berwyn, Pennsylvania 19312

DISTRIBUTOR
Constellation Investment Distribution Company, Inc.
1205 Westlakes Drive, Suite 280
Berwyn, Pennsylvania 19312

SUB-ADVISERS
Sands Capital Management, L.P.
1100 Wilson Boulevard, Suite 3050
Arlington, Virginia 22209

JS Asset Management, LLC
1 Tower Bridge
100 Front Street, Suite 501
West Conshohocken, Pennsylvania 19428

SUB-ADMINISTRATOR, TRANSFER AGENT AND
FUND ACCOUNTING AGENT
PFPC Inc.
760 Moore Road
King of Prussia, Pennsylvania 19406

CUSTODIAN
PFPC Trust Company
The Eastwick Center
8800 Tinicum Boulevard
Philadelphia, Pennsylvania 19153

LEGAL COUNSEL
Morgan, Lewis & Bockius LLP
1701 Market Street
Philadelphia, Pennsylvania 19103

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
KPMG LLP
1601 Market Street
Philadelphia, Pennsylvania 19103


This report was prepared for shareholders of the Constellation Institutional Portfolios. It may be distributed to others only if preceded or accompanied by a Constellation Institutional Portfolios' prospectus, which contains detailed information. All Constellation Institutional Portfolios are offered by prospectus only.

CONSTELLATION INSTITUTIONAL PORTFOLIOS
1205 Westlakes Drive, Suite 280
Berwyn, Pennsylvania 19312
1 (800) 304 2459
www.ciptrust.com

ITEM 2. CODE OF ETHICS.

Not applicable.



ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.



ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.



ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6. SCHEDULE OF INVESTMENTS

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

     (a)(1)   Not applicable.


     (a)(2)   Certifications pursuant to Rule 30a-2(a) under the 1940 Act and
              Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)   Not applicable.


     (b)      Certifications pursuant to Rule 30a-2(b) under the 1940 Act and
              Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)         Constellation Institutional Portfolios
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ John H. Grady
                        --------------------------------------------------------
                           John H. Grady, President
                           (principal executive officer)

Date     September 8, 2005
    ----------------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ John H. Grady
                        --------------------------------------------------------
                           John H. Grady, President
                           (principal executive officer)

Date     September 8, 2005
    ----------------------------------------------------------------------------

By (Signature and Title)*  /s/ John H. Leven
--------------------------------------------------------------------------------
                           John H. Leven, Chief Financial Officer
                           (principal financial officer)

Date     September 8, 2005
    ----------------------------------------------------------------------------


* Print the name and title of each signing officer under his or her signature.